7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

August 2, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	Voya Equity Trust (the “Registrant”)
(File Nos. 333-56881; 811-8817)

Ladies and Gentlemen:

On behalf of Voya Equity Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated July 21, 2017, to Voya MidCap Opportunities Fund’s Prospectuses dated September 30, 2016 and May 31, 2017.

The purpose of the filing is to submit the 497(e) filing dated July 21, 2017 in XBRL for the Voya MidCap Growth Fund.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli Vice President and Senior Counsel Voya Investment Management – Voya Family of Funds